8. INVESTMENTS (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
InvestmentsLineItems [Line Items]
Net revenue		R$ 25,436,417	R$ 22,968,885	R$ 18,524,601
Cost of sales and services		17,263,264	16,105,657	13,596,141
Gross profit		8,173,153	6,863,228	4,928,460
Operating (expenses) income		(4,631,236)	83,332	(1,944,495)
Income before income tax and social contribution		1,410,733	5,450,917	520,338
Current and deferred income tax and social contribution		(833,778)	250,334	409,109
Profit (Loss) for the year	R$ 1,000,000	R$ 2,244,511	R$ 5,200,583	R$ 111,229
Joint Venture [Member] | Transnordestina Logistica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation		47.26%	46.30%
Operating (expenses) income		R$ (18,077)	R$ (18,020)
Financial income (expenses), net		(18,386)	(26,103)
Income before income tax and social contribution		(36,463)	(44,123)
Profit (Loss) for the year		R$ (36,463)	R$ (44,123)
Joint Venture [Member] | CBSI [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation		50.00%	50.00%
Net revenue		R$ 267,436	R$ 166,080
Cost of sales and services		233,830	142,254
Gross profit		33,606	23,826
Operating (expenses) income		(12,328)	(10,884)
Financial income (expenses), net		(1,460)	(179)
Income before income tax and social contribution		19,818	12,763
Current and deferred income tax and social contribution		(6,428)	(3,761)
Profit (Loss) for the year		R$ 13,390	R$ 9,002
Joint Venture [Member] | MRS Logistica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation		34.94%	34.94%
Net revenue		R$ 3,200,809	R$ 3,726,448
Cost of sales and services		2,382,828	2,476,628
Gross profit		817,981	1,249,820
Operating (expenses) income		207,840	(313,606)
Financial income (expenses), net		(268,089)	(151,839)
Income before income tax and social contribution		757,732	784,375
Current and deferred income tax and social contribution		(254,378)	(262,760)
Profit (Loss) for the year		R$ 503,354	R$ 521,615
Joint Operation [Member] | Ita Energetica [Member]
InvestmentsLineItems [Line Items]
Direct equity interest, joint venture and joint operation		48.75%	48.75%
Net revenue		R$ 163,048	R$ 166,358
Cost of sales and services		83,129	77,829
Gross profit		79,919	88,529
Operating (expenses) income		(62,660)	(60,104)
Financial income (expenses), net		1,183	(126)
Income before income tax and social contribution		18,442	28,299
Current and deferred income tax and social contribution		(6,147)	(9,452)
Profit (Loss) for the year		R$ 12,295	R$ 18,847